                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-02281

                      THE HARTFORD INCOME SHARES FUND, INC.
               (Exact name of registrant as specified in charter)

                P. O. Box 2999, Hartford, Connecticut 06104 2999
                    (Address of Principal Executive Offices)

                             Kevin J. Carr, Esquire
                               Investment Law Unit
                   The Hartford Financial Services Group, Inc.
                              55 Farmington Avenue
                           Hartford, Connecticut 06105
                     (Name and Address of Agent for Service)

Registrant's telephone number, including area code:  (860) 297-6443

Date of fiscal year end: July 31, 2003

Date of reporting period: August 1, 2002 to July 31, 2003

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.


[THE HARTFORD FUND GRAPHIC]


                                                                   JULY 31, 2003

THE HARTFORD
INCOME SHARES FUND, INC.

                                        ----------------------------------------

                                        Annual Report


                                                             [THE HARTFORD LOGO]

THE HARTFORD INCOME SHARES FUND, INC. ANNUAL REPORT
 CONTENTS
 LETTER TO SHAREHOLDERS                                                       1
 SCHEDULE OF INVESTMENTS                                                      2
 STATEMENT OF ASSETS AND
  LIABILITIES                                                                 7
 STATEMENT OF OPERATIONS                                                      7
 STATEMENTS OF CHANGES IN NET
  ASSETS                                                                      8
 NOTES TO FINANCIAL STATEMENTS                                                9
 INDEPENDENT AUDITORS' REPORT                                                11
 DIRECTORS AND OFFICERS                                                      12

- TOLL-FREE PERSONAL ASSISTANCE



  -Customer Service



  -(888) 843-7824



  - 7:00 a.m. to 6:00 p.m. CT,
   Monday thru Thursday
   7 a.m. - 5 p.m. Friday CT

- TOLL-FREE INFORMATION LINE



  - For daily account balances, transaction activity or net asset value information

  -(888) 843-7824 x14344

  -24 hours a day

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available (1) without charge, upon request, by calling 888-843-7824 and (2) on the Securities and Exchange Commission's website at http:www.sec.gov.

HOW TO USE THIS REPORT
For a quick overview of the fund's performance during the past twelve months, refer to the Highlights box below. The letter from the portfolio manager provides a more detailed analysis of the fund and financial markets.

The charts alongside the letter are useful because they provide more information about your investments. The top holdings chart shows the types of securities in which the fund invests, and the pie chart shows a breakdown of the fund's assets by sector. Additional information concerning fund performance and policies can be found in the Notes to Financial Statements.

This report is just one of several tools you can use to learn more about your investment in The Hartford Income Shares Fund, Inc. Your investment representative, who understands your personal financial situation, can best explain the features of your investment and how it's designed to help you meet your financial goals.

 HIGHLIGHTS

                                                           THE HARTFORD
                                                        INCOME SHARES FUND,
                                                               INC.
                                                        -------------------
  JULY 31, 2003
  TOTAL NET ASSETS (000'S OMITTED)...................         $99,045
  MARKET PRICE PER SHARE.............................         $  6.99
  SHARES OUTSTANDING (000'S OMITTED).................          12,979
  FOR THE YEAR ENDED JULY 31, 2003:
  NET ASSET VALUE PER SHARE:
    Beginning of year................................         $  6.66
    End of year......................................         $  7.63
  DISTRIBUTIONS FROM NET INVESTMENT INCOME:
    Total dividends paid (000's Omitted).............         $ 7,751
    Dividends per share..............................         $  0.60

 MONTHLY DIVIDENDS PAID

  DATE                                                    AMOUNT
  ----                                                    ------
  August 2002...........................................  0.053    Income
  September 2002........................................  0.053    Income
  October 2002..........................................  0.050    Income
  November 2002.........................................  0.050    Income
  December 2002.........................................  0.050    Income
  January 2003..........................................  0.050    Income
  February 2003.........................................  0.050    Income
  March 2003............................................  0.050    Income
  April 2003............................................  0.050    Income
  May 2003..............................................  0.050    Income
  June 2003.............................................  0.046    Income
  July 2003.............................................  0.046    Income

PORTFOLIO COMPOSITION BY SECTOR AS
OF 7/31/2003

[PORTFOLIO COMPOSITION PIE CHART]

                                                 CASH               U.S. GOVERNMENT                              CORPORATE BONDS -
CORPORATE BONDS - NON-INVESTMENT GRADE  EQUIVALENTS/RECEIVABLES         AGENCIES            COMMON STOCKS         INVESTMENT GRADE
--------------------------------------  -----------------------     ---------------         -------------        -----------------
28.4                                             1.70                     1.40                   0.40                  68.10



TOP 10 HOLDINGS AS OF 7/31/2003

                                                                      Percent of
Bonds                                                                 Net Assets
--------------------------------------------------------------------------------
 1. Ford Motor Co. (7.45%) 2031                                             2.6%
 2. General Motors Acceptance Corp.
    (8.00%) 2031                                                            2.5%
 3. Time Warner Entertainment Co.
    (8.375%) 2033                                                           2.1%
 4. Tele-Communications, Inc.
    (9.80%) 2012                                                            1.9%
 5. AT&T Corp. (8.50%) 2031                                                 1.9%
 6. News America Holdings, Inc.
    (8.875%) 2023                                                           1.8%
 7. AT&T Wireless Services, Inc.
    (8.75%) 2031                                                            1.7%
 8. Farmers Exchange Capital
    (7.20%) 2048                                                            1.6%
 9. Columbia Energy Group
    (7.62%) 2025                                                            1.6%
10. TXU Corp. (6.375%) 2006                                                 1.4%

HOW DID THE FUND PERFORM?

The Hartford Income Shares Fund, Inc. placed in the 6th percentile of its Lipper peer group for the one year ended July 31, 2003, producing a net return of 11.63% at market and 24.36% at net asset value versus the 11.96% net return of the Lipper BBB-Rated Corporate Debt Closed-End Funds Universe.

WHY DID THE FUND PERFORM THIS WAY?

In recent months there has been a considerable amount of volatility in the Treasury market. In May and early June, speculation over the possibility of the Federal Reserve purchasing Treasuries combined with talk of deflation on the part of the Fed, pushed yields on 10-year Treasuries down to roughly 3.1%. However, signs of a rebound in the economy (and Mr. Greenspan's comments downplaying the prospects for both deflation and market intervention) caused this mini bubble to burst, with 10-year Treasuries falling by almost 9% between mid-June and the end of July, as the yield rose to nearly 4.5%. This correction was worse than any comparable period during the Treasury market rout of 1994 and one would have to go back to 1980 to find a sharper sell-off in Treasuries.

While the Fund is not invested in Treasuries at this point, the volatility in that market has important implications for the corporate and high yield bonds that the Fund does own. Through June 2003, the investment grade and high yield markets experienced their best nine-month excess total return performance (relative to Treasuries) in recent history. The Fund's strong performance over the past year can be attributed to its significant holdings in the investment grade and high yield segments of the corporate bond market. The Fund's concentration in the telecommunications, media and cable industries have been among the best performers.

The crisis of confidence sparked by Enron, Adelphia, WorldCom and others, gradually faded as the Sarbanes-Oxley Act certification procedure instilled some confidence in the numbers reported by corporations. In addition, a general trend toward more prudent financial management led to an improvement in credit quality in the form of companies focusing on cash flow generation, debt reduction and liquidity management. As yield spreads to Treasuries tightened in investment grade and high yield bonds, total return performance further accelerated as a result of the aforementioned May to mid-June rally in Treasuries. The negative implication of this low yield environment was the fact that reinvesting principal proceeds generated by sales and maturities resulted in a lower portfolio yield.

Our primary focus remains on delivering a relatively high yield, while keeping a close eye on the total return of the Fund. We have been focused mainly on opportunities in the auto and communications sectors, as these sectors still offer relatively high yields with some potential for price appreciation. We have been actively searching for alternatives and, in fact, we recently made our first purchase of an asset-backed structure in years. We are looking for opportunities to further diversify our risk profile, while maintaining the portfolio's yield.

THE HARTFORD INCOME SHARES FUND, INC.
Schedule of Investments
July 31, 2003
(000's Omitted)

CORPORATE BONDS - INVESTMENT GRADE - 68.1%
--------------------------------------------------------------------------------

                                                                            Standard
                                                                            & Poor's
Principal                                                                    Rating       Market
 Amount                                                                    (Unaudited)   Value(c)
---------                                                                  -----------   --------
            BASIC MATERIALS - 3.7%
 $  250     Ferro Corp., 9.125%, 1-1-2009...............................   BBB-          $   282
    500     Newmont Mining Corp., 8.625%, 5-15-2011.....................   BBB               591
    250     Noranda, Inc., 8.375%, 2-15-2011 (d)........................   BBB-              266
    300     Olin Corp., 9.125%, 12-15-2011..............................   BBB-              344
    685     Phelps Dodge Corp., 8.75%, 6-1-2011.........................   BBB-              774
    250     Phelps Dodge Corp., 9.50%, 6-1-2031.........................   BBB-              279
  1,000     Westvaco Corp., 8.20%, 1-15-2030............................   BBB             1,123
                                                                                         -------
                                                                                           3,659
                                                                                         -------
            CAPITAL GOODS - 1.2%
  1,250     Tyco International Group S.A., 7.00%, 6-15-2028.............   BBB-            1,162
                                                                                         -------
            CONSUMER CYCLICAL - 7.7%
  1,000     Albertson's, Inc., 8.70%, 5-1-2030..........................   BBB             1,185
  1,000     Federated Department Stores, Inc., 8.50%, 6-1-2010..........   BBB+            1,180
  3,000     Ford Motor Co., 7.45%, 7-16-2031............................   BBB             2,562
  1,000     General Motors Corp., 8.25%, 7-15-2023......................   BBB               948
    500     May Department Stores Co., 8.50%, 6-1-2019..................   BBB+              582
  1,000     TRW, Inc., 7.75%, 6-1-2029..................................   BBB-            1,148
                                                                                         -------
                                                                                           7,605
                                                                                         -------
            ENERGY - 7.0%
    850     Burlington Resources, Inc., 9.125%, 10-1-2021...............   BBB+            1,074
  1,500     Columbia Energy Group, 7.62%, Ser G 11-28-2025..............   BBB             1,553
  1,000     Conoco, Inc., 6.95%, 4-15-2029..............................   A-              1,081
    750     Halliburton Co., 5.625%, 12-1-2008..........................   BBB               765
  1,000     Occidental Petroleum Corp., 8.45%, 2-15-2029................   BBB+            1,258
  1,000     Valero Energy Corp., 8.75%, 6-15-2030.......................   BBB             1,158
                                                                                         -------
                                                                                           6,889
                                                                                         -------
            FINANCE - 15.1%
    200     Aon Capital Trust, 8.205%, 1-1-2027.........................   BBB               216
    500     AQ Finance CEB Trust Notes, 6.01%, Series 2003-CE1 8-26-2034
            (f).........................................................   NR                490
    500     Bombardier Capital, Inc., 6.125%, 6-29-2006 (g).............   BBB-              515
    500     Bombardier Capital, Inc., 7.50%, 8-15-2004 (g)..............   BBB-              515
    500     Capital One Bank, 6.50%, 7-30-2004..........................   BBB-              520
    500     Capital One Bank, 8.25%, 6-15-2005..........................   BBB-              545
  1,000     EOP Operating L.P., 7.50%, 4-19-2029........................   BBB+            1,055
  1,000     ERAC USA Finance Co., 8.00%, 1-15-2011 (g)..................   BBB+            1,130
  2,000     Farmers Exchange Capital, 7.20%, 7-15-2048 (g)..............   BBB+            1,557
  2,650     General Motors Acceptance Corp., 8.00%, 11-1-2031...........   BBB             2,445
    500     Household Finance Corp., 7.00%, 5-15-2012...................   A                 555
  1,000     Mony Group, Inc., 8.35%, 3-15-2010..........................   BBB+            1,055
  1,000     ReliaStar Financial Corp., 8.00%, 10-30-2006................   A+              1,140
  1,000     Sears Roebuck Acceptance Corp., 6.25%, 5-1-2009.............   BBB             1,069
  1,000     Spieker Properties, Inc., 7.50%, 10-1-2027..................   BBB+            1,000
  1,000     Travelers Property Casualty Corp., 7.75%, 4-15-2026.........   A-              1,125
                                                                                         -------
                                                                                          14,932
                                                                                         -------
            SERVICES - 13.3%
  1,000     Belo Corp., 7.25%, 9-15-2027................................   BBB-            1,026
    750     Clear Channel Communications, Inc., 7.65%, 9-15-2010........   BBB-              858
  1,000     Comcast Cable Communications, Inc., 8.50%, 5-1-2027.........   BBB             1,163
  1,000     Cox Enterprises, Inc., 8.00%, 2-15-2007 (g).................   BBB             1,139
    750     Electronic Data Systems Corp., 7.45%, 10-15-2029............   BBB               727
  1,000     FedEx Corp., 7.84%, Ser 1996-B2 1-30-2018...................   BBB+            1,031
  1,000     Hearst-Argyle Television, Inc., 7.00%, 1-15-2018............   BBB-            1,068
    750     Hilton Hotels Corp., 8.25%, 2-15-2011.......................   BBB-              817

The accompanying notes are an integral part of this financial statement.

--------------------------------------------------------------------------------

                                                                            Standard
                                                                            & Poor's
Principal                                                                    Rating       Market
 Amount                                                                    (Unaudited)   Value(c)
---------                                                                  -----------   --------
 $1,000     MGM Mirage, Inc., 8.50%, 9-15-2010..........................   BBB-          $ 1,115
  1,500     News America Holdings, Inc., 8.875%, 4-26-2023..............   BBB-            1,812
  1,250     Park Place Entertainment Corp., 8.50%, 11-15-2006...........   BBB-            1,356
    500     USA Networks, Inc., 6.75%, 11-15-2005.......................   BBB-              537
    500     USA Waste Management, Inc., 7.125%, 12-15-2017..............   BBB               542
                                                                                         -------
                                                                                          13,191
                                                                                         -------
            TECHNOLOGY - 14.0%
  1,750     AT&T Corp., 8.50%, 11-15-2031...............................   BBB+            1,851
  1,500     AT&T Wireless Services, Inc., 8.75%, 3-1-2031...............   BBB             1,729
    500     Citizens Communications Co., 9.00%, 8-15-2031...............   BBB               609
  1,130     Computer Associates International, Inc., 6.375%, Ser B
            4-15-2005...................................................   BBB+            1,198
    500     Cox Communications, Inc., 6.80%, 8-1-2028...................   BBB               494
  1,000     Raytheon Co., 7.20%, 8-15-2027..............................   BBB-            1,054
    270     Rogers Cable, Inc., 6.25%, 6-15-2013 (d)(g).................   BBB-              259
    250     Sprint Capital Corp., 6.00%, 1-15-2007......................   BBB-              262
  1,500     Sprint Capital Corp., 6.875%, 11-15-2028....................   BBB-            1,346
  1,500     Tele-Communications, Inc., 9.80%, 2-1-2012..................   BBB             1,889
    400     Telus Corp., 8.00%, 6-1-2011 (d)............................   BBB               447
  1,800     Time Warner Entertainment Co., 8.375%, 7-15-2033............   BBB+            2,091
    700     Time Warner, Inc., 6.625%, 5-15-2029........................   BBB+              649
      #     VoiceStream Wireless Corp., 10.375%, 11-15-2009.............   BBB+                #
      #     VoiceStream Wireless Corp., (Baby Bonds) 10.375%,
            11-15-2009..................................................   BBB+                #
                                                                                         -------
                                                                                          13,878
                                                                                         -------
            TRANSPORTATION - 1.2%
  1,000     Norfolk Southern Corp., 8.625%, 5-15-2010...................   BBB             1,194
                                                                                         -------
            UTILITIES - 4.9%
    750     Alliant Energy Resources, Inc., 9.75%, 1-15-2013............   BBB               906
  1,000     American Electric Power Co., Inc., 6.125%, 5-15-2006........   BBB             1,079
  1,000     CMS Panhandle Holding Co., 7.00%, 7-15-2029.................   BBB               999
    500     FirstEnergy Corp., 6.45%, Ser B 11-15-2011..................   BBB-              510
  1,400     TXU Corp., 6.375%, Ser J 6-15-2006..........................   BBB-            1,432
                                                                                         -------
                                                                                           4,926
                                                                                         -------
            TOTAL CORPORATE BONDS - INVESTMENT GRADE (COST $59,299).....                 $67,436
                                                                                         =======

CORPORATE BONDS - NON-INVESTMENT GRADE - 28.4%
--------------------------------------------------------------------------------

                                                                            Standard
                                                                            & Poor's
Principal                                                                    Rating       Market
 Amount                                                                    (Unaudited)   Value(c)
---------                                                                  -----------   --------
            BASIC MATERIALS 4.2%
 $1,000     Abitibi-Consolidated, Inc., 8.85%, 8-1-2030 (d).............   BB+           $   976
    750     Equistar Chemicals L.P., 10.125%, 9-1-2008..................   BB                742
  1,150     Georgia-Pacific Corp., 9.625%, 3-15-2022....................   BB+             1,092
    500     Hercules, Inc., 11.125%, 11-15-2007.........................   BB-               580
    235     Nova Chemicals Corp., 7.00%, 5-15-2006 (d)..................   BB+               249
    250     Stone Container Corp., 9.75%, 2-1-2011......................   B                 265
    250     United States Steel LLC, 10.75%, 8-1-2008...................   BB-               249
                                                                                         -------
                                                                                           4,153
                                                                                         -------
            CAPITAL GOODS - 0.4%
    170     Briggs & Stratton Corp., 8.875%, 3-15-2011..................   BB+               194
    200     Jorgensen (Earle M.) Co., 9.75%, 6-1-2012...................   B-                210
                                                                                         -------
                                                                                             404
                                                                                         -------

THE HARTFORD INCOME SHARES FUND, INC.
Schedule of Investments
July 31, 2003
(000's Omitted)

CORPORATE BONDS - NON-INVESTMENT GRADE - CONTINUED
--------------------------------------------------------------------------------

                                                                            Standard
                                                                            & Poor's
Principal                                                                    Rating       Market
 Amount                                                                    (Unaudited)   Value(c)
---------                                                                  -----------   --------
            CONSUMER CYCLICAL - 0.9%
 $  500     Delhaize America, Inc., 9.00%, 4-15-2031....................   BB+           $   521
    120     Dillard's, Inc., 6.625%, 1-15-2018..........................   BB+                98
     85     Dillard's, Inc., 7.13%, 8-1-2018............................   BB+                72
    225     Navistar International Corp., 9.375%, Ser B 6-1-2006........   BB-               246
                                                                                         -------
                                                                                             937
                                                                                         -------
            ENERGY - 1.6%
    200     Swift Energy Co., 10.25%, 8-1-2009..........................   B                 210
    500     Williams Companies, Inc., 7.125%, 9-1-2011..................   B+                460
  1,000     Williams Companies, Inc., 7.625%, 7-15-2019.................   B+                890
                                                                                         -------
                                                                                           1,560
                                                                                         -------
            FINANCE - 2.0%
    300     Brazil (Republic of), 11.625%, 4-15-2004 (d)................   B+                318
    100     IPC Acquisition Corp., 11.50%, 12-15-2009...................   B-                104
    750     Qwest Capital Funding, Inc., 6.50%, 11-15-2018..............   CCC+              488
     25     Sandia Mortgage Corp., 9.14% 1991-A Variable Rate Pass Thru
            Certificate Class B 8-1-2018................................   NR                 19
    115     Western Financial Bank, 9.625%, 5-15-2012...................   BB-               124
    890     Xerox Credit Corp., 6.10%, 12-16-2003.......................   B+                893
                                                                                         -------
                                                                                           1,946
                                                                                         -------
            HEALTH CARE - 1.8%
    155     IASIS Healthcare Corp., 13.00%, 10-15-2009..................   CCC+              172
    540     Select Medical Corp., 9.50%, 6-15-2009......................   B                 580
    925     Tenet Healthcare Corp., 5.00%, 7-1-2007.....................   BB                856
    150     United Surgical Partners International, Inc., 10.00%,
            12-15-2011..................................................   B-                162
                                                                                         -------
                                                                                           1,770
                                                                                         -------
            SERVICES - 2.5%
    250     Mandalay Resort Group, 7.625%, 7-15-2013....................   BB-               252
    750     Service Corp. International, 6.50%, 3-15-2008...............   BB-               728
    650     Six Flags, Inc., 9.50%, 2-1-2009............................   B                 601
    750     Starwood Hotels & Resorts Worldwide, Inc., 7.375%,
            5-1-2007....................................................   BB+               776
    150     Stewart Enterprises, Inc., 10.75%, 7-1-2008.................   B+                167
                                                                                         -------
                                                                                           2,524
                                                                                         -------
            TECHNOLOGY - 9.5%
    675     Charter Communications Holdings, 10.00%, 5-15-2011..........   CCC-              506
    260     Charter Communications Holdings, 8.25%, 4-1-2007............   CCC-              207
    750     Dobson Communications Corp., 10.875%, 7-1-2010..............   CCC               788
    500     EchoStar DBS Corp., 10.375%, 10-1-2007......................   BB-               544
    750     Global Crossing Holdings Ltd., 9.50%, 11-15-2009
            (a)(d)(e)...................................................   NR                 26
    375     Hyperion Telecommunications, 12.25%, Ser B 9-1-2004 (a).....   NR                 79
    250     Level 3 Communications, Inc., 11.00%, 3-15-2008.............   CC                222
    595     Level 3 Communications, Inc., 11.25%, 3-15-2010.............   CC                524
    145     Level 3 Communications, Inc., 9.125%, 5-1-2008..............   CC                122
  1,500     Lucent Technologies, Inc., 6.45%, 3-15-2029.................   B-                968
     77     Marconi Corp. plc, 10.00%, 10-31-2008 (d)...................   NR                 77
    113     Marconi Corp. plc, 8.00%, 4-30-2008 (d).....................   NR                105
    130     Metromedia Fiber Network, Inc., 10.00%, 12-15-2009 (a)(e)...   NR                 10
  1,205     Metromedia Fiber Network, Inc., 10.00%, Ser B 11-15-2008
            (a)(e)......................................................   NR                 90
    175     Nextel Communications, Inc., 10.65%, 9-15-2007..............   B+                180
    310     Nextel Communications, Inc., 9.375%, 11-15-2009.............   B+                329
    325     Nextel Communications, Inc., 9.75%, 10-31-2007..............   B+                335
    650     Nortel Networks Corp., 6.125%, 2-15-2006 (d)................   B                 621
    650     Nortel Networks Corp., 6.875%, 9-1-2023 (d).................   B                 569
    500     PanAmSat Corp., 6.875%, 1-15-2028...........................   BB-               475
    650     Qwest Capital Funding, Inc., 5.875%, 8-3-2004...............   CCC+              611

The accompanying notes are an integral part of this financial statement.

--------------------------------------------------------------------------------

                                                                            Standard
                                                                            & Poor's
Principal                                                                    Rating       Market
 Amount                                                                    (Unaudited)   Value(c)
---------                                                                  -----------   --------
 $  100     Qwest Corp., 6.875%, 9-15-2033..............................   B-            $    83
    125     RCN Corp., 11.125%, 10-15-2007..............................   CCC-               52
    584     RCN Corp., 9.80%, Ser B 2-15-2008...........................   CCC-              239
  1,000     Rogers Cantel, Inc., 9.75%, 6-1-2016 (d)....................   BB+             1,139
  1,500     WorldCom, Inc. -- WorldCom Group, 8.25%, 5-15-2010 (a)......   NR                396
    250     WorldCom, Inc. -- WorldCom Group, 8.25%, 5-15-2031 (a)......   NR                 66
                                                                                         -------
                                                                                           9,363
                                                                                         -------
            TRANSPORTATION - 1.5%
    170     CP Ships Ltd., 10.375%, 7-15-2012 (d).......................   BB+               185
  1,200     Delta Air Lines, Inc., 10.50%, 4-30-2016 (e)................   BB+               963
    500     Northwest Airlines Trust, 13.875%, Ser D 6-21-2008..........   Ba3*              360
                                                                                         -------
                                                                                           1,508
                                                                                         -------
            UTILITIES - 4.0%
    190     Calpine Corp., 7.875%, 4-1-2008.............................   CCC+              140
    310     Calpine Corp., 8.50%, 2-15-2011.............................   CCC+              225
  1,000     El Paso Corp., 8.05%, 10-15-2030............................   Caa1*             720
    500     Kansas Gas & Electric Co., 7.60%, 12-15-2003................   BB+               496
  1,285     Mission Energy Holding Co., 13.50%, 7-15-2008...............   B-                642
    720     Sierra Pacific Power Co., 8.00%, Ser A 6-1-2008.............   BB                742
  1,000     TECO Energy, Inc., 7.20%, 5-1-2011..........................   BB+               950
                                                                                         -------
                                                                                           3,915
                                                                                         -------
            TOTAL CORPORATE BONDS - NON-INVESTMENT GRADE (COST
            $31,488)....................................................                 $28,080
                                                                                         =======

U.S. GOVERNMENT AGENCIES - 1.4%
--------------------------------------------------------------------------------

Principal                                                                   Market
 Amount                                                                    Value(c)
---------                                                                  --------
            FEDERAL HOME LOAN MORTGAGE CORPORATION - 0.3%
 $   29     9.00% 2022..................................................   $    33
     91     10.50% 2017.................................................       102
     50     11.25% 2010.................................................        56
     42     11.50% 2015.................................................        48
     60     11.75% 2010.................................................        68
                                                                           -------
                                                                               307
                                                                           -------
            FEDERAL NATIONAL MORTGAGE ASSOCIATION - 0.8%
    270     8.0% 2024-2025..............................................       292
    177     10.50% 2014-2020............................................       199
    150     11.00% 2011-2018............................................       170
      2     11.25% 2011.................................................         2
     18     12.00% 2014.................................................        21
     35     12.50% 2015.................................................        40
                                                                           -------
                                                                               724
                                                                           -------
            GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 0.3%
    194     9.00% 2021..................................................       216
     84     9.50% 2020..................................................        93
                                                                           -------
                                                                               309
                                                                           -------
            TOTAL U.S. GOVERNMENT AGENCIES (COST $1,244)................   $ 1,340
                                                                           =======

THE HARTFORD INCOME SHARES FUND, INC.
Schedule of Investments
July 31, 2003
(000's Omitted)

COMMON STOCKS - 0.4%
--------------------------------------------------------------------------------

                                                                         Market
Shares                                                                  Value(c)
------                                                                  --------
         CONSUMER CYCLICAL - 0.0%
    1    Hosiery Corp. of America, Inc. Class A (a)(e)...............         #
                                                                        -------
         TECHNOLOGY - 0.4%
   16    Marconi Corp. plc (a)(d)....................................       184
    7    McLeod USA, Inc. (Warrants) (a).............................         2
    1    Minorplanet Systems USA, Inc. (Warrants) (a)(e)(h)..........         #
    5    NTL, Inc. (a)...............................................       210
    1    RSL (Warrants) (a)(e).......................................         #
    #    WilTel Communications, Inc. (a).............................         5
    1    XO Communications, Inc. (a).................................         4
    1    XO Communications, Inc. Class A (Warrants) (a)..............         4
    1    XO Communications, Inc. Class B (Warrants) (a)..............         3
    1    XO Communications, Inc. Class C (Warrants) (a)..............         2
                                                                        -------
         TOTAL COMMON STOCKS (COST $297).............................   $   414
                                                                        =======

PREFERRED STOCKS - 0.0%
--------------------------------------------------------------------------------

                                                                         Market
Shares                                                                  Value (c)
------                                                                  ---------
         TECHNOLOGY - 0.0%
    3    McLeod USA, Inc. Conv. Pfd., 2.50% Ser A 4-18-2012..........         15
                                                                         -------
         TOTAL PREFERRED STOCKS (COST $21)...........................    $    15
                                                                         -------
         TOTAL INVESTMENTS IN SECURITIES (COST $92,349)(b)...........    $97,285
                                                                         =======

--------------------------------------------------------------------------------
(a) Presently non-income producing. For long-term debt securities, items identified are in default as to payment of interest and/or principal.
(b) At July 31, 2003, the cost of securities for federal income tax purposes was $92,537 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized appreciation.....................................  $ 10,710
Unrealized depreciation.....................................    (5,962)
                                                              --------
Net unrealized appreciation.................................  $  4,748
                                                              --------

(c) See Note 2b of accompanying Notes to Financial Statements regarding valuation of securities.
(d) Note: Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 5.47% of total net assets as of July 31, 2003.
(e) Securities issued within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or to other "accredited investors". These investments have been identified by portfolio management as illiquid securities:

YEAR ACQUIRED    SHARES/PAR                             SECURITY                             COST BASIS
-------------    ----------                             --------                             ----------
     1996          1,200      Delta Air Lines, Inc. due 2016..............................     $1,415
     2000            750      Global Crossing Holdings Ltd. due 2009......................        723
     1994              1      Hosiery Corp. of America, Inc. Class A - 144A...............          8
     2001            130      Metromedia Fiber Network, Inc. due 2009.....................         96
     2001          1,205      Metromedia Fiber Network, Inc. due 2008.....................        865
     1998              1      Minorplanet Systems USA, Inc. (Warrants) - 144A.............          5
     1996              1      RSL (Warrants) - 144A.......................................          1

   The aggregate value of these securities at July 31, 2003, was $1,089 which represents 1.10% of total net assets.

(f) The cost of securities purchased on a when-issued basis at July 31, 2003, was $490.
(g) Securities issued within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or to other "accredited investors". Pursuant to guidelines adopted by the Board of Directors, these issues are determined to be liquid. The aggregate value of these securities at July 31, 2003, was $5,115, which represents 5.16% of total net assets.
(h) Securities are valued at fair value under guidelines established and approved by the Board of Directors. Total fair value securities had a value of $0, which represents 0.0% of total net assets at July 31, 2003. See Note 2b of accompanying Notes to Financial Statements.

 # Due to the presentation of the financial statements in thousands, the number of shares and/or dollars round to zero.
 *  Moody's Rating.

The accompanying notes are an integral part of this financial statement.

THE HARTFORD INCOME SHARES FUND, INC.
Statement of Assets and Liabilities
July 31, 2003
(000's Omitted)

--------------------------------------------------------------------------------

ASSETS
  Investments in securities, as detailed in the accompanying schedule, at market (cost $92,349) (Note 2).............  $ 97,285
  Cash on deposit with custodian............................     1,106
  Receivables:
    Investment securities sold..............................         2
    Interest and dividends..................................     1,823
                                                              --------
TOTAL ASSETS................................................   100,216
                                                              --------
LIABILITIES
  Dividend payable ($0.046 per share).......................       597
  Payable for investment securities purchased...............       490
  Payable for investment advisory and management fees (Note
    3)......................................................        53
  Accounts payable and accrued expenses.....................        31
                                                              --------
TOTAL LIABILITIES...........................................     1,171
                                                              --------
NET ASSETS..................................................  $ 99,045
                                                              ========
COMPOSITION OF NET ASSETS
  Net proceeds of capital stock, par value $.01 per
    share-authorized 15,000 shares; 12,979 shares
    outstanding.............................................  $124,949
  Unrealized appreciation of investments....................     4,936
  Distributions in excess of net investment income..........      (314)
  Accumulated net realized loss from sale of investments....   (30,526)
                                                              --------
TOTAL NET ASSETS............................................  $ 99,045
                                                              --------
NET ASSET VALUE PER SHARE...................................  $   7.63
                                                              ========

THE HARTFORD INCOME SHARES FUND, INC.
Statement of Operations
For the year ended July 31, 2003
(000's Omitted)

--------------------------------------------------------------------------------

NET INVESTMENT INCOME:
  Interest income...........................................  $ 8,333
                                                              -------
EXPENSES:
  Investment advisory and management fees (Note 3)..........      593
  Legal and auditing fees...................................       85
  Custodian fees............................................        7
  Shareholders' notices and reports.........................       65
  Directors' fees and expenses..............................        2
  Exchange listing fees.....................................       44
  Other.....................................................       18
                                                              -------
  Total expenses............................................      814
                                                              -------
NET INVESTMENT INCOME.......................................    7,519
                                                              -------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
  Net realized loss on investments..........................   (6,297)
  Net change in unrealized appreciation of investments......   19,151
                                                              -------
NET GAIN ON INVESTMENTS.....................................   12,854
                                                              -------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS........  $20,373
                                                              =======

The accompanying notes are an integral part of this financial statement.

THE HARTFORD INCOME SHARES FUND, INC.
Statements of Changes in Net Assets
(000's Omitted)

--------------------------------------------------------------------------------

                                                                 For the         For the
                                                               Year Ended      Year Ended
                                                              July 31, 2003   July 31, 2002
                                                              -------------   -------------
OPERATIONS:
  Net investment income.....................................     $ 7,519        $  8,160
  Net realized loss on investments..........................      (6,297)           (715)
  Net change in unrealized appreciation (depreciation) of
    investments.............................................      19,151         (15,873)
                                                                 -------        --------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  OPERATIONS................................................      20,373          (8,428)
                                                                 -------        --------
DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income................................      (7,751)         (8,195)
                                                                 -------        --------
CAPITAL SHARE TRANSACTIONS:
  Proceeds from 92 and 142 shares issued as a result of
    reinvested dividends, respectively......................         651           1,076
                                                                 -------        --------
TOTAL INCREASE (DECREASE) IN NET ASSETS.....................      13,273         (15,547)
NET ASSETS:
  Beginning of year.........................................      85,772         101,319
                                                                 -------        --------
  End of year...............................................     $99,045        $ 85,772
                                                                 =======        ========
DISTRIBUTIONS IN EXCESS OF NET INVESTMENT INCOME............     $  (314)       $    (82)
                                                                 =======        ========

The accompanying notes are an integral part of this financial statement.

THE HARTFORD INCOME SHARES FUND, INC.
Notes to Financial Statements
July 31, 2003
($000's Omitted)

--------------------------------------------------------------------------------

1. ORGANIZATION: The Hartford Income Shares Fund, Inc., (formerly Fortis Securities, Inc.) ("the fund") is a closed-end diversified management investment company. The primary investment objective of the fund is to seek a high level of current income through investment in a diversified portfolio of debt securities, some of which may be privately placed and some of which may have equity features. Capital appreciation is a secondary objective.

2. SIGNIFICANT ACCOUNTING POLICIES: The following is a summary of significant accounting policies of the fund, which are in accordance with accounting principles generally accepted in the United States in the investment company industry:

  (a) SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME: Security transactions are accounted for on the trade date. Interest income including level-yield amortization of premium and discount is recorded on the accrual basis. Realized security gains and losses are determined using the identified cost method. For the year ended July 31, 2003, the cost of purchases and proceeds from sales of securities (other than short-term securities) aggregated $32,418 and $31,372, respectively.

  (b) SECURITY VALUATION: Debt securities (other than short-term obligations) are valued on the basis of valuations furnished by an unaffiliated pricing service, which determines valuations for normal institutional size trading units of debt securities. Mortgage securities are valued at the bid price. Short-term investments with a maturity of 60 days or less when purchased are valued at amortized cost, which approximates market value. Short-term investments purchased with a maturity of more than 60 days when purchased are valued based on market quotations until the remaining days to maturity becomes less than 61 days. From such time until maturity, the investments are valued at amortized cost.

  Equity securities are valued at the last sales price reported on the principal securities exchange on which such securities are traded (domestic or foreign) or on the principal over-the counter market on which such securities are traded, as of the close of business on the day the securities are being valued. If no sale took place on a particular day then securities are valued at the mean between the bid and asked prices.

  Securities for which market quotations are not readily available and all other assets are valued in good faith at fair value by, or under the direction of, the fund's Board of Directors.

  (c) REPURCHASE AGREEMENTS: A repurchase agreement is an agreement by which the seller of a security agrees to repurchase the security sold at a mutually agreed upon time and price. At the time the fund enters into a repurchase agreement, the value of the underlying collateral security(ies), including accrued interest, will be equal to or exceed the value of the repurchase agreement. Securities which serve to collateralize the repurchase agreement are held by the fund's custodian in book entry form in the custodial account of the fund. Repurchase agreements are valued at cost plus accrued interest receivable. All repurchase agreements are executed through the fund's custodian, State Street Bank. As of July 31, 2003, there were no outstanding repurchase agreements.

  (d) CREDIT DEFAULT SWAPS: The fund may enter into credit default swaps, which are carried at market value. The credit default swap market allows the fund to manage credit risk through buying and selling credit protection on specific companies or a basket of companies. A buyer agrees to pay a counterparty to assume the credit risk of an issuer upon the occurrence of certain events. The seller of the protection receives a premium and agrees to assume the credit risk of an issuer upon the occurrence of certain events. The fund will limit credit default swap transactions to five percent (5%) of the fund's net assets at the time of purchase. As of July 31, 2003, there were no outstanding credit default swaps.

  (e) SECURITIES PURCHASED ON A WHEN-ISSUED BASIS: Delivery and payment for securities that have been purchased by the fund on a forward commitment or when-issued basis can take place a month or more after the transaction date. During this period, such securities are subject to market fluctuations and the fund maintains, in a segregated account with its custodian, assets with a market value equal to the amount of its purchase commitments. As of July 31, 2003, the fund had entered into outstanding when-issued or forward commitments of $490, for which cash has been segregated.

  (f) FEDERAL INCOME TAXES: For federal income tax purposes, the fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code by distributing substantially all of its taxable net investment income and net realized capital gains to its shareholders or otherwise complying with the requirements of regulated investment companies. On a calendar year basis, the fund is subject to a 4% federal excise tax to the extent it does not distribute substantially all of its net investment income and realized gains, if any. Accordingly, no provision for federal income taxes has been made in the accompanying financial statements.

  Net investment income and net realized gains differ for financial statement and tax purposes. The character of distributions made during the year from net investment income or net realized gains may therefore differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the fund.

  On the Statement of Assets and Liabilities, as a result of permanent book-to-tax differences, paid-in-capital has been decreased by $4,462 and accumulated net realized loss was decreased by $4,462.

  The tax character of distributions paid for the years ended July 31, 2003 and 2002,was ordinary income in the amount of $7,751 and $8,195, respectively.

  As of July 31, 2003, the components of distributable earnings on a tax basis are as follows:

                                                  July 31,
                                                    2003
                                                 ----------
  Undistributed ordinary income................   $    495
  Accumulated loss.............................    (30,468)
  Unrealized appreciation......................      4,666
                                                  --------
  Total accumulated earnings...................   $(25,307)
                                                  --------

  The difference between book-basis and tax-basis unrealized appreciation is attributable primarily to the tax deferral of wash sales and differing treatments for the interest accrual on defaulted securities.

  For federal income tax purposes, the fund had capital loss carryover of $25,188 at July 31, 2003, which, if not offset by subsequent capital gains, will expire in 2004 through 2011. The fund will elect to defer its realized capital losses for the period subsequent to October 31 in the amount of $5,280. These losses will be recognized on the first day of the next fiscal year.

  (g) RESTRICTED SECURITIES: At July 31, 2003, investments in securities for the fund included issues that are illiquid. The fund currently limits investments in illiquid securities to 15% of net assets, at market value, at the date of purchase. The aggregate value of such securities at July 31, 2003, was $1,089, which represents 1.10% of net assets. Pursuant to guidelines adopted by the Board of Directors, certain unregistered securities are determined to be liquid and are not included in the 15% limitation specified above.

THE HARTFORD INCOME SHARES FUND, INC.
Notes to Financial Statements
July 31, 2003
($000's Omitted)

--------------------------------------------------------------------------------

  (h) DIVIDEND REINVESTMENT PLAN: A shareholder may choose to have his or her dividends and capital gains distributions reinvested in additional whole or fractional shares. Although reinvested, this distribution will still be taxable. Under this plan, when the market price is greater than the net asset value, the reinvestment price will be the greater of 95 percent of the month-end market price (plus brokerage commissions) or the month-end net asset value. When the market price is less than the net asset value, the reinvestment price will be the market price (plus brokerage commissions) to the extent that shares can be purchased in the open market.

  Shareholders will automatically receive their dividends and capital gains distributions in cash, unless they inform the fund in writing that they desire to have their distributions reinvested in additional shares. This may be done by contacting Hartford Administrative Services Company (See page 15). Notice to initiate or to terminate this plan must be received by Hartford Administrative Services 15 days prior to the dividend date for which it is to become effective.

  (i) USE OF ESTIMATES: The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the period. Operating results in the future could vary from the amounts derived from management's estimates.

3. PAYMENTS TO RELATED PARTIES: Hartford Investment Financial Services Company ("HIFSCO") is the investment adviser for the fund. Investment advisory and management fees are computed at the annual rate of .45% for the first $100 million of average monthly net assets and at the annual rate of .40% of average monthly net assets over $100 million, plus 2% of investment income.

  As adviser for the fund, HIFSCO has retained Hartford Investment Management Company ("HIMCO") to provide investment advice and, in general, to conduct the management investment program of the fund, subject to the general control of HIFSCO and the Board of Directors of The Hartford Income Shares Fund, Inc. Pursuant to the sub-advisory agreement, HIMCO will regularly provide the fund with investment research, advice and supervision and furnish an investment program consistent with the fund's investment objectives and policies, including the purchase, retention and disposition of securities.

  The Hartford Financial Services Group, Inc. ("The Hartford") and its subsidiaries provide facilities and office equipment and perform certain services for the fund, including fund accounting and financial reporting. Certain officers of the fund are directors and/or officers of HIFSCO, HIMCO and/or The Hartford or its subsidiaries. No officer of the fund receives any compensation directly from the fund.

4. FUND NAME CHANGE: On July 24, 2002, the name of Fortis Securities, Inc. was changed to The Hartford Income Shares Fund, Inc.

5. CHANGE OF AUDITORS: On January 29, 2003, the shareholders of the fund ratified the selection of Ernst & Young LLP as auditors for the fiscal year ending July 31, 2003. During the most recent past fiscal year ended July 31, 2002, the audit report of KPMG LLP, contained no adverse opinion or disclaimer of opinion; nor was the report qualified or modified as to uncertainty, audit scope, or accounting principles. Further, there were no disagreements with KPMG LLP on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of KPMG LLP would have caused them to make reference to the subject matter of the disagreements in connection with their reports on the financial statements for such year, and there were no "reportable events" of the kind described in Item 304(a)(1)(v) of Regulation S-K under the Securities Exchange Act of 1934, as amended.

6. FINANCIAL HIGHLIGHTS: Selected per share historical data was as follows:
  (000's omitted on table identified on specific line items)

                                                                                 Year Ended July 31,
                                                              ----------------------------------------------------------
                                                               2003        2002        2001*         2000         1999
------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of year..........................  $  6.66     $  7.95     $   8.17     $   8.60     $   9.55
Operations:
  Investment income - net...................................      .58         .64          .67          .70          .70
  Net realized and unrealized gain (loss) on investments....      .99       (1.29)        (.20)        (.44)        (.93)
                                                              -------     -------     --------     --------     --------
Total from operations.......................................     1.57        (.65)         .47          .26         (.23)
                                                              -------     -------     --------     --------     --------
Distributions to shareholders:
  From investment income - net..............................     (.60)       (.64)        (.69)        (.69)        (.72)
                                                              -------     -------     --------     --------     --------
Net asset value, end of year................................  $  7.63     $  6.66     $   7.95     $   8.17     $   8.60
                                                              -------     -------     --------     --------     --------
Per-share market value, end of year.........................  $  6.99     $  6.80     $   7.94     $   7.63     $   8.50
Total investment return, market value @.....................    11.63%      (6.72%)      13.55%       (1.59%)       2.34%
Total investment return, net asset value @@.................    24.36%      (8.75%)       6.18%        4.10%       (2.43%)
Net Assets, end of year (000s omitted)......................  $99,045     $85,772     $101,319     $103,464     $108,951
Ratio of expenses to average monthly net assets.............      .86%        .80%         .77%         .77%         .73%
Ratio of net investment income to average monthly net
  assets....................................................     7.93%       8.45%        8.38%        8.42%        7.65%
Portfolio turnover rate.....................................       34%         23%          57%          65%          33%

@ Total investment return, market value, is based on the change in market price of a share during the year and assumes reinvestment of distributions at actual prices pursuant to the fund's dividend reinvestment plan.

@@ Total investment return, net asset value, is based on the change in net asset value of a share during the year and assumes reinvestment of distributions at actual prices pursuant to the fund's dividend reinvestment plan.

* Effective April 2, 2001, the advisor was changed from Fortis Advisers, Inc. to Hartford Investment Financial Services Company.

THE HARTFORD INCOME SHARES FUND, INC.

  INDEPENDENT AUDITORS' REPORT

TO THE SHAREHOLDERS AND BOARD OF DIRECTORS OF THE HARTFORD INCOME SHARES FUND, INC.

We have audited the accompanying statement of assets and liabilities of The Hartford Income Shares Fund, Inc. (the Fund), including the schedule of investments, as of July 31, 2003, and the related statements of operations and changes in net assets and financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. The statement of changes in net assets and financial highlights for the periods presented through July 31, 2002, were audited by other auditors whose report dated September 6, 2002, expressed an unqualified opinion on that financial statement and financial highlights.

We conducted our audit in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free from material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of July 31, 2003, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights audited by us as referred to above present fairly, in all material respects, the financial position of The Hartford Income Shares Fund, Inc. at July 31, 2003, the results of its operations, the changes in its net assets, and its financial highlights for the year then ended, in conformity with accounting principles generally accepted in the United States.

                                     (ERNST & YOUNG LLP LOGO)

Minneapolis, Minnesota
August 26, 2003

DIRECTOR AND OFFICER INFORMATION (UNAUDITED)

The Board of Directors ("Board") is responsible for overall management of the Fund. The Board may exercise all powers of the Fund, except those powers that are conferred solely upon or reserved to the shareholders. The following table provides information about the Fund's directors and officers. The business address for all directors and officers is c/o The Hartford Income Shares Fund, Inc., P.O. Box 2999, Hartford, CT 06104-2999, except for Tamara L. Fagely and Robert W. Beltz, Jr., whose business address is 500 Bielenberg Dr., Woodbury, MN 55125.

NON-INTERESTED DIRECTORS

                                                                                                  Number of
                                Position       Term of                                          Portfolios in
                                Held with    Office* and                                        Fund Complex
                                   the       Has Served          Principal Occupation(s)         Overseen by
Name and Age                     Company       Since:              During Past 5 Years            Director
------------                    ---------   -------------   ----------------------------------  -------------
LYNN S. BIRDSONG(1) (age 56)    Director       2003         From 1979 to 2002, Mr. Birdsong          70
                                                            was a managing director of Zurich
                                                            Scudder Investments, an investment
                                                            management firm. In 2003, Mr.
                                                            Birdsong became an independent
                                                            director of the Atlantic Whitehall
                                                            Funds and The Japan Fund; during
                                                            his employment with Scudder, he
                                                            was an interested director of The
                                                            Japan Fund. Since 1981, Mr.
                                                            Birdsong has been a partner in
                                                            Birdsong Company, an advertising
                                                            specialty firm.
WINIFRED E. COLEMAN (age 70)    Director       2002         Ms. Coleman has served as                70
                                                            President of Saint Joseph College
                                                            since 1991 and President of Cashel
                                                            House, Ltd. (retail) since 1985.
DR. ROBERT M. GAVIN (age 62)    Director       1986         Dr. Gavin is an educational              70
                                                            consultant. Prior to September 1,
                                                            2001, he was President of
                                                            Cranbrook Education Community; and
                                                            prior to July 1996, he was
                                                            President of Macalester College,
                                                            St. Paul Minnesota.
DUANE E. HILL (age 57)          Director       2002         Mr. Hill is Partner Emeritus and a       70
                                                            founding partner of TSG Capital
                                                            Group, a private equity investment
                                                            firm that serves as sponsor and
                                                            lead investor in leveraged buyouts
                                                            of middle market companies. Mr.
                                                            Hill is also a Partner of TSG
                                                            Ventures L.P., a private equity
                                                            investment company that invests
                                                            primarily in minority-owned small
                                                            businesses.
PHILLIP O. PETERSON (age 58)    Director       2000         Mr. Peterson is a mutual fund            70
                                                            industry consultant. He was a
                                                            partner of KPMG LLP until July
                                                            1999.
MILLARD H. PRYOR, JR. (age 70)  Director       2002         Mr. Pryor has served as Managing         70
                                                            Director of Pryor & Clark Company
                                                            (real estate investment),
                                                            Hartford, Connecticut, since June
                                                            1992.
JOHN K. SPRINGER(2) (age 72)    Director       2002         Mr. Springer served as Chairman of       70
                                                            Medspan, Inc. (health maintenance
                                                            organization) until March 2002.


                                                Other
                                            Directorships
Name and Age                              Held by Director
------------                    -------------------------------------
LYNN S. BIRDSONG(1) (age 56)    N/A
WINIFRED E. COLEMAN (age 70)    N/A
DR. ROBERT M. GAVIN (age 62)    Dr. Gavin is a Director of Systems &
                                Computer Technology Corporation.
DUANE E. HILL (age 57)          N/A
PHILLIP O. PETERSON (age 58)    N/A
MILLARD H. PRYOR, JR. (age 70)  Mr. Pryor is a Director of Infodata
                                Systems, Inc. (software company) and
                                CompuDyne Corporation (security
                                products and services) and August
                                Financial Holding Company (advisory
                                services)
JOHN K. SPRINGER(2) (age 72)    N/A

INTERESTED DIRECTORS AND OFFICERS

                                                                                                 Number of
                                 Position      Term of                                         Portfolios in
                                 Held with   Office* and                                       Fund Complex
                                    the      Has Served         Principal Occupation(s)         Overseen by
Name and Age                      Company      Since:             During Past 5 Years            Director
------------                     ---------   -----------   ----------------------------------  -------------
THOMAS M. MARRA(3) (age 45)      Director       2002       Mr. Marra is President and Chief          70
                                    and                    Operating Officer of Hartford
                                  Chairman                 Life, Inc. He is also a member of
                                  of the                   the Board of Directors and a
                                   Board                   member of the Office of the
                                                           Chairman for The Hartford
                                                           Financial Services Group, Inc.
                                                           ("The Hartford"), the parent
                                                           company of Hartford Life. Mr.
                                                           Marra was named President of
                                                           Hartford Life in 2001 and COO in
                                                           2000, and served as Director of
                                                           Hartford Life's Investment
                                                           Products Division from 1998 to
                                                           2000. He was head of the company's
                                                           Individual Life and Annuities
                                                           Division from 1994 to 1998 after
                                                           being promoted to Senior Vice
                                                           President in 1994 and to Executive
                                                           Vice President in 1996. Mr. Marra
                                                           is also a Managing Member and
                                                           President of Hartford Investment
                                                           Financial Services, LLC ("HIFSCO")
                                                           and HL Investment Advisors, LLC
                                                           ("HL Advisors").
LOWNDES A. SMITH(3) (age 63)     Director       2002       Mr. Smith served as Vice Chairman         70
                                                           of Hartford Financial Services
                                                           Group, Inc. from February 1997 to
                                                           January 2002, as President and
                                                           Chief Executive Officer of
                                                           Hartford Life, Inc. from February
                                                           1997 to January 2002, and as
                                                           President and Chief Operating
                                                           Officer of The Hartford Life
                                                           Insurance Companies from January
                                                           1989 to January 2002.
DAVID M. ZNAMIEROWSKI(3) (age    President      2001       Mr. Znamierowski currently serves        N/A
42)                                                        as President of Hartford
                                                           Investment Management Company
                                                           ("HIMCO"), Senior Vice President
                                                           for Hartford Life, Inc., and
                                                           Senior Vice President and Chief
                                                           Investment Officer for Hartford
                                                           Life Insurance Company. Mr.
                                                           Znamierowski is also a Managing
                                                           Member and Senior Vice President
                                                           of HIFSCO and HL Advisors. Mr.
                                                           Znamierowski is Group Senior Vice
                                                           President and Chief Investment
                                                           Officer for The Hartford.
ROBERT W. BELTZ, JR. (age 53)      Vice         1993       Mr. Beltz currently serves as Vice       N/A
                                 President                 President Securities Operations of
                                                           Hartford Administrative Services
                                                           Company ("HASCO"). Since December
                                                           2001, he has served as Assistant
                                                           Vice President of Hartford Life
                                                           Insurance Company.
KEVIN J. CARR (age 48)             Vice         2001       Mr. Carr has served as The               N/A
                                 President                 Hartford's Assistant General
                                    and                    Counsel since 1999, Counsel since
                                 Secretary                 November 1996 and Associate
                                                           Counsel since November 1995. Mr.
                                                           Carr is also Vice President and
                                                           Assistant Secretary of HL Advisors
                                                           and HIFSCO and Assistant Secretary
                                                           of HIMCO.
WILLIAM H. DAVISON, JR. (age       Vice         2002       Mr. Davison is a Managing Director       N/A
46)                              President                 and Director of the Funds
                                                           Management Group of HIMCO. Mr.
                                                           Davison is also a Senior Vice
                                                           President of HIFSCO and HL
                                                           Advisors.


                                               Other
                                           Directorships
Name and Age                              Held by Director
------------                     ----------------------------------
THOMAS M. MARRA(3) (age 45)      Mr. Marra is a member of the Board
                                 of Directors of The Hartford
                                 Financial Services Group, Inc.
LOWNDES A. SMITH(3) (age 63)     N/A
DAVID M. ZNAMIEROWSKI(3) (age    N/A
42)
ROBERT W. BELTZ, JR. (age 53)    N/A
KEVIN J. CARR (age 48)           N/A
WILLIAM H. DAVISON, JR. (age     N/A
46)

                                                                                                 Number of
                                 Position      Term of                                         Portfolios in
                                 Held with   Office* and                                       Fund Complex
                                    the      Has Served         Principal Occupation(s)         Overseen by
Name and Age                      Company      Since:             During Past 5 Years            Director
------------                     ---------   -----------   ----------------------------------  -------------
TAMARA L. FAGELY (age 45)          Vice         1993       Ms. Fagely has been Vice President       N/A
                                  President,               of HASCO since 1998. Prior to
                                  Controller               1998, she was Second Vice
                                    and                    President of HASCO. Ms. Fagely is
                                 Treasurer                 also Controller for HIFSCO, Vice
                                                           President, Controller and
                                                           Treasurer of Hartford Mutual
                                                           Funds, Inc. and Hartford Mutual
                                                           Funds II, Inc. She has also served
                                                           as Assistant Vice President of
                                                           Hartford Life Insurance Company
                                                           since December 2001.
BRUCE FERRIS (age 47)              Vice         2002       Mr. Ferris serves as Senior Vice         N/A
                                 President                 President and a Director of Sales
                                                           and Marketing in the Investment
                                                           Products Division of Hartford Life
                                                           Insurance Company. Mr. Ferris is
                                                           also a Managing Member of HL
                                                           Advisors.
MARY JANE FORTIN(1) (age 38)       Vice         2003       Ms. Fortin is Senior Vice                N/A
                                 President                 President and Director of Mutual
                                                           Funds and 529 Programs for
                                                           Hartford Life. Previously, she
                                                           served as Senior Vice President
                                                           and Chief Accounting Officer of
                                                           Hartford Life. Ms. Fortin joined
                                                           Hartford Life in 1997.
GEORGE R. JAY (age 51)             Vice         2001       Mr. Jay serves as Assistant Vice         N/A
                                 President                 President of Hartford Life
                                                           Insurance Company's Equity
                                                           Products Department. He is also
                                                           Controller of HL Advisors and Vice
                                                           President, Controller and
                                                           Treasurer of Hartford Series Fund,
                                                           Inc. and Hartford HLS Series Fund
                                                           II, Inc.
RYAN JOHNSON (age 42)              Vice         2002       Mr. Johnson serves as Senior Vice        N/A
                                 President                 President and a Director of Sales
                                                           and Marketing in the Investment
                                                           Products Division of Hartford Life
                                                           Insurance Company since 1999. Mr.
                                                           Johnson is also a Managing Member
                                                           of HL Advisors. He was previously
                                                           with Guardian Insurance Company in
                                                           New York City.
STEPHEN T. JOYCE (age 44)          Vice         2001       Mr. Joyce currently serves as            N/A
                                 President                 Senior Vice President and Director
                                                           of the Institutional Products
                                                           Group for Hartford Life Insurance
                                                           Company. Previously he served as
                                                           Vice President (1997-1999) and
                                                           Assistant Vice President
                                                           (1994-1997) of Hartford Life
                                                           Insurance Company. Mr. Joyce is
                                                           also Senior Vice President of HL
                                                           Advisors.
DAVID N. LEVENSON (age 37)         Vice         2001       Mr. Levenson serves as Senior Vice       N/A
                                 President                 President of Hartford Life
                                                           Insurance Company's Retail Product
                                                           Management Group and is
                                                           responsible for all retail product
                                                           management and profitability. He
                                                           is also a Senior Vice President of
                                                           HIFSCO and HL Advisors. Mr.
                                                           Levenson joined The Hartford in
                                                           1995.
JOHN C. WALTERS (age 41)           Vice         2001       Mr. Walters serves as Executive          N/A
                                 President                 Vice President and Director of the
                                                           Investment Products Division of
                                                           Hartford Life Insurance Company.
                                                           Previously, Mr. Walters was with
                                                           First Union Securities. He is also
                                                           a Managing Member and Executive
                                                           Vice President of HIFSCO and HL
                                                           Advisors.


                                               Other
                                           Directorships
Name and Age                              Held by Director
------------                     ----------------------------------
TAMARA L. FAGELY (age 45)        N/A
BRUCE FERRIS (age 47)            N/A
MARY JANE FORTIN(1) (age 38)     N/A
GEORGE R. JAY (age 51)           N/A
RYAN JOHNSON (age 42)            N/A
STEPHEN T. JOYCE (age 44)        N/A
DAVID N. LEVENSON (age 37)       N/A
JOHN C. WALTERS (age 41)         N/A

* Each director and officer may serve until his or her successor is elected and qualifies.

(1) Elected May 13, 2003.

(2) Retired May 13, 2003.

(3) "Interested person" of the Company as defined in the Investment Company Act of 1940 because of the person's affiliation with or equity ownership of Hartford Investment Financial Services, LLC or affiliated companies.

INVESTMENT ADVISER                             Hartford Investment Financial Services, LLC
                                               P.O. Box 1744, Hartford, CT 06144-1744
DIVIDEND DISBURSING AGENT                      Hartford Administrative Services Company
                                               P.O. Box 64387, St. Paul, Minnesota 55164
REGISTRAR                                      Wells Fargo Bank
                                               Minnesota, N.A.
                                               Minneapolis, Minnesota
CUSTODIAN                                      State Street Bank and Trust Company
                                               Boston, Massachusetts
INDEPENDENT AUDITORS                           Ernst & Young LLP
                                               Minneapolis, Minnesota

MARKET PRICE    The Hartford Income Shares Fund, Inc. is listed on
                the New York Stock Exchange with the Ticker symbol
                "HSF." The market price is carried daily in the financial pages of most newspapers and carried on Monday in the "Closed-End Funds" table which sets forth on a per share basis the previous weeks' net asset value, market price and the percentage difference between net asset value and market price for the fund under the name Hartford Income Shrsfd.

ITEM 2. CODE OF ETHICS.

      Registrant has adopted a code of ethics which is attached as Exhibit
10(a).

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

      The Board of Directors of the Registrant has designated Phillip O. Peterson as an Audit Committee Financial Expert. Mr. Peterson is considered by the Board to be an independent director.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

      The information required by this item is incorporated by reference from Registrant's definitive proxy statement which involves the election of directors and which will be filed within 120 days after the end of Registrant's fiscal year.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

      Registrant has an Audit Committee comprised of all independent directors of the Board of Directors. The members of the Audit Committee are listed below.

      Lynn S. Birdsong
      Winifred E. Coleman
      Robert M. Gavin
      Duane E. Hill
      Phillip O. Peterson
      Millard H. Pryor. Jr.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

      Registrant has delegated the authority to vote proxies to Hartford Investment Management Company, Registrant's sub-adviser. The policies of Hartford Investment Management Company are attached.

ITEM 9. CONTROLS AND PROCEDURES.

      (a) Based on an evaluation of the Registrant's Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report, the Disclosure Controls and Procedures are effectively designed to ensure that information required to be disclosed by the Registrant is recorded, processed, summarized and reported by the date of this report, including ensuring that information required to be disclosed in the report is accumulated and communicated to the Registrant's management, including the Registrant's officers, as appropriate, to allow timely decisions regarding required disclosure.

      (b) There were no significant changes in the Registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 10. EXHIBITS.

      (a)   Registrant's Code of Ethics in response to Item 2.

      (b) Section 302 certifications of the principal executive officer and principal financial officer of Registrant.

      99    Section 906 certification.

      99    Registrant's proxy voting polices in response to Item 7.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                               THE HARTFORD INCOME SHARES FUND, INC.


Date:  September 9, 2003       By:   /s/ David M. Znamierowski
                                  ---------------------------------
                                  David M. Znamierowski
                                  Its: President


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date:  September 9, 2003       By:   /s/ David M. Znamierowski
                                  ---------------------------------
                                  David M. Znamierowski
                                  Its: President


Date:  September 9, 2003       By:   /s/ Tamara L. Fagely
                                  ---------------------------------
                                  Tamara L. Fagely
                                  Its: Vice President, Controller and Treasurer

                                  EXHIBIT LIST

                  10(a)  Code of Ethics

99.CERT           10(b)  Certifications

                         (i) Section 302 certification of principal executive officer

                         (ii) Section 302 certification of principal financial officer

99.906CERT        99     Section 906 certification of principal executive
                         officer and principal financial officer

                  99     Proxy voting policies

                                     Underwritten and Distributed Through
                                     Hartford Investment Financial Services, LLC
                                     200 Hopmeadow Street
                                     Simsbury, CT 06070


                                     Investment Manager
                                     Hartford Investment Financial Services, LLC
                                     200 Hopmeadow Street
                                     Simsbury, CT 06070


                                     Investment Sub-Adviser
                                     Hartford Investment Management Company
                                     55 Farmington Avenue
                                     Hartford, CT 06105







--------------------------------------------------------------------------------

     THE HARTFORD INCOME SHARES FUND, INC.                        PRESORTED
     P.O. Box 64387                                                STANDARD
     St. Paul, MN 55164-0387                                     U.S. POSTAGE
                                                                     PAID
                                                              ATKINSON, NH 03811
                                                                PERMIT NO. 27





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